Concentration and Risks (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Customer concentration risk | Customer A | Total revenue
Concentration and Risks
Concentration risk (as a percent)	16.00%	13.00%
Customer concentration risk | Customer A | Account receivables
Concentration and Risks
Concentration risk (as a percent)	88.00%		81.00%
Supplier concentration Risk | Supplier A | Total revenue
Concentration and Risks
Concentration risk (as a percent)	12.00%	15.00%
Supplier concentration Risk | Supplier A | Accounts payable
Concentration and Risks
Concentration risk (as a percent)	12.00%		16.00%